--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                     DFA One-Year Fixed Income Portfolio II

                                 Annual Report

                          Year Ended November 30, 1997

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO II
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart...................................................       1
    Statement of Assets and Liabilities.................................       2
    Statement of Operations.............................................       3
    Statements of Changes in Net Assets.................................       4
    Financial Highlights................................................       5
    Notes to Financial Statements.......................................     6-7
    Report of Independent Accountants...................................       8

THE DFA INVESTMENT TRUST COMPANY -- THE DFA ONE-YEAR FIXED INCOME SERIES
    Performance Chart...................................................       9
    Statement of Net Assets.............................................   10-12
    Statement of Operations.............................................      13
    Statements of Changes in Net Assets.................................      14
    Financial Highlights................................................      15
    Notes to Financial Statements.......................................   16-17
    Report of Independent Accountants...................................      18

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           DFA ONE-YEAR FIXED INCOME PORTFOLIO II VS. ONE MONTH CD'S
                            MARCH 1995-NOVEMBER 1997
                               GROWTH OF $10,000
                                                                                   DFA ONE-YEAR FIXED
                                                                                   INCOME PORTFOLIO II     ONE MONTH CD'S

                                                                                                $10,000             $10,000
Mar-95                                                                                          $10,058             $10,046
                                                                                                $10,104             $10,087
                                                                                                $10,181             $10,136
                                                                                                $10,212             $10,180
                                                                                                $10,239             $10,226
                                                                                                $10,260             $10,271
                                                                                                $10,279             $10,313
                                                                                                $10,310             $10,361
                                                                                                $10,341             $10,405
                                                                                                $10,365             $10,448
                                                                                                $10,394             $10,496
                                                                                                $10,404             $10,537
Mar-96                                                                                          $10,431             $10,577
                                                                                                $10,449             $10,620
                                                                                                $10,507             $10,662
                                                                                                $10,560             $10,700
                                                                                                $10,604             $10,747
                                                                                                $10,651             $10,790
                                                                                                $10,710             $10,833
                                                                                                $10,781             $10,878
                                                                                                $10,842             $10,919
                                                                                                $10,874             $10,965
                                                                                                $10,918             $11,011
                                                                                                $10,957             $11,053
Mar-97                                                                                          $10,971             $11,100
                                                                                                $11,038             $11,149
                                                                                                $11,088             $11,198
                                                                                                $11,148             $11,249
                                                                                                $11,218             $11,299
                                                                                                $11,246             $11,347
                                                                                                $11,307             $11,399
                                                                                                $11,368             $11,450
Nov-97                                                                                          $11,397             $11,497
Annualized Total Return (%)                                                                    One Year     From March 1995
                                                                                                   5.13                4.87
The portfolio maximizes expected returns by investing in the DFA One-Year
Fixed Income Series of the DFA Investment Trust Company which uses a strategy of shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Issues which meet maturity and quality level are further evaluated for business risk. Maturities are shifted if sufficient premiums can be documented.
This portfolio's returns in fiscal 1997 reflected the performance of its strategy.
Past performance is not predictive of future performance.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1997

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
  Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust
    Company (931,957 Shares, Cost $9,294++) at Value...................................  $   9,333
  Receivable for Investment Securities Sold............................................         61
  Prepaid Expenses and Other Assets....................................................         31
                                                                                         ---------
        Total Assets...................................................................      9,425
                                                                                         ---------
LIABILITIES:
  Payable for Fund Shares Redeemed.....................................................         61
  Accrued Expenses.....................................................................         22
                                                                                         ---------
        Total Liabilities..............................................................         83
                                                                                         ---------
NET ASSETS.............................................................................  $   9,342
                                                                                         ---------
                                                                                         ---------
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)............................    919,882
                                                                                         ---------
                                                                                         ---------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...............................  $   10.16
                                                                                         ---------
                                                                                         ---------
NET ASSETS CONSIST OF:
  Paid-In Capital......................................................................  $   9,316
  Accumulated Net Investment Loss......................................................         (5)
  Accumulated Net Realized Loss........................................................         (8)
  Unrealized Appreciation of Investment Securities.....................................         39
                                                                                         ---------
        Total Net Assets...............................................................  $   9,342
                                                                                         ---------
                                                                                         ---------

++ Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received..........................................................  $     426
                                                                                             ---------

EXPENSES
    Administrative Services................................................................          7
    Accounting & Transfer Agent Fees.......................................................         19
    Shareholder Services...................................................................         19
    Legal Fees.............................................................................          2
    Audit Fees.............................................................................         --
    Filing Fees............................................................................         11
    Shareholders' Reports..................................................................          8
    Directors' Fees and Expenses...........................................................          2
    Organization Costs.....................................................................          8
    Other..................................................................................          1
                                                                                             ---------
        Total Expenses.....................................................................         77

    Less: Fees Waived and Expenses Reimbursed..............................................        (29)
                                                                                             ---------

    Net Expenses...........................................................................         48
                                                                                             ---------

    NET INVESTMENT INCOME..................................................................        378
                                                                                             ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Loss on Investment Securities.................................................         (6)

Change in Unrealized Appreciation (Depreciation) of Investment Securities..................          8
                                                                                             ---------

    NET GAIN ON INVESTMENT SECURITIES......................................................          2
                                                                                             ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................................  $     380
                                                                                             ---------
                                                                                             ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                    YEAR       YEAR
                                                                                                    ENDED      ENDED
                                                                                                  NOV. 30,   NOV. 30,
                                                                                                    1997       1996
                                                                                                  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income.......................................................................  $     378  $     126
    Net Realized Loss on Investment Securities..................................................         (6)        (2)
    Change in Unrealized Appreciation (Depreciation) of Investment Securities...................          8         28
                                                                                                  ---------  ---------
        Net Increase in Net Assets Resulting from Operations....................................        380        152
                                                                                                  ---------  ---------

Distributions From:
    Net Investment Income.......................................................................       (384)      (125)
                                                                                                  ---------  ---------
Capital Share Transactions (1):
    Shares Issued...............................................................................      8,606      5,040
    Shares Issued in Lieu of Cash Distributions.................................................        384        125
    Shares Redeemed.............................................................................     (4,376)    (1,029)
                                                                                                  ---------  ---------
        Net Increase From Capital Share Transactions............................................      4,614      4,136
                                                                                                  ---------  ---------
        Total Increase..........................................................................      4,610      4,163
NET ASSETS
    Beginning of Period.........................................................................      4,732        569
                                                                                                  ---------  ---------
    End of Period...............................................................................  $   9,342  $   4,732
                                                                                                  ---------  ---------
                                                                                                  ---------  ---------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...............................................................................        849        500
    Shares Issued in Lieu of Cash Distributions.................................................         38         12
    Shares Redeemed.............................................................................       (432)      (103)
                                                                                                  ---------  ---------
                                                                                                        455        409
                                                                                                  ---------  ---------
                                                                                                  ---------  ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          YEAR             YEAR            FEB. 9
                                                                         ENDED            ENDED              TO
                                                                        NOV. 30,         NOV. 30,         NOV. 30,
                                                                          1997             1996             1995
                                                                       ----------       ----------       ----------
Net Asset Value, Beginning of Period.............................      $    10.18       $    10.16       $    10.00
                                                                       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..........................................            0.53             0.46             0.24
  Net Gains (Losses) on Securities (Realized and Unrealized).....           (0.01)            0.02             0.16
                                                                       ----------       ----------       ----------
  Total from Investment Operations...............................            0.52             0.48             0.40
                                                                       ----------       ----------       ----------
LESS DISTRIBUTIONS
  Net Investment Income..........................................           (0.54)           (0.46)           (0.24)
                                                                       ----------       ----------       ----------
Net Asset Value, End of Period...................................      $    10.16       $    10.18       $    10.16
                                                                       ----------       ----------       ----------
                                                                       ----------       ----------       ----------
Total Return.....................................................            5.23%            4.86%            4.09%#

Net Assets, End of Period (thousands)............................      $    9,342       $    4,732       $      569
Ratio of Expenses to Average Net Assets (1)......................            0.75%(a)         0.75%(a)         2.50%*(a)
Ratio of Net Investment Income to Average Net Assets.............            5.10%(a)         4.66%(a)         2.80%*(a)
Portfolio Turnover Rate..........................................             N/A              N/A              N/A
Portfolio Turnover Rate of Master Fund Series....................           82.84%           95.84%           81.31%(b)

--------------

(Adjusted to reflect a 900% stock dividend as of January 2, 1996.)

*  Annualized

#  Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1997, 1996 and 1995 would have been 1.14%, 2.80% and 17.81%, respectively and the ratios of net investment income to average net assets for the periods ended November 30, 1997, 1996 and 1995 would have been 4.71%, 2.61% and (12.60%), respectively.

(b) Master Fund Series Turnover calculated for the year ended November 30, 1995.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which DFA One-Year Fixed Income Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA One-Year Fixed Income Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1997, The Portfolio owned 1% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

    On December 20, 1995, the Board of Directors of the Fund approved a 900% stock dividend under Maryland Corporate Law which is treated as a 10 for 1 stock split for financial reporting purposes for the Portfolio. The record date of the stock dividend was January 1, 1996, and the ex-date and payable date were January 2, 1996. This was a tax-free event to the shareholders of the Portfolio. All share and per share data as of and for the period ended November 30, 1995 has been restated to reflect the stock dividend.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1997, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective December 1, 1995, the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets on an annualized basis. Prior to that date the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 2.50% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 1997, approximately $29,000 of previously waived fees are subject to future reimbursement to the Advisor.

    In addition, pursuant to an agreement with certain Shareholder Service Agents, the Portfolio pays to such agents a fee at the effective annual rate of 0.25% of its average daily net assets.

D. INVESTMENTS:

    At November 30, 1997, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows:

Gross Unrealized Appreciation...............................  $      39
Gross Unrealized Depreciation...............................         --
                                                                    ---
Net.........................................................  $      39
                                                                    ---
                                                                    ---

    At November 30, 1997, the Portfolio had a capital loss carryover for federal income tax purposes of approximately $6,315 of which $1,451 and $4,864 expire on November 30, 2004 and 2005, respectively.

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1997.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

We have audited the accompanying statement of assets and liabilities of the Dimensional Investment Group Inc., DFA One-Year Fixed Income Portfolio II, as of November 30, 1997, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Investment Group Inc., DFA One-Year Fixed Income Portfolio II, as of November 30, 1997, and the results of its operations for the year then ended and the changes in its net assets, for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          DFA ONE-YEAR FIXED INCOME SERIES VS.
                     ONE MONTH CD'S
                MARCH 1993-NOVEMBER 1997
                    GROWTH OF $10,000
                                                            DFA ONE-YEAR FIXED INCOME SERIES      ONE MONTH CD'S

                                                                                       $10,000             $10,000
Mar 93                                                                                 $10,048             $10,024
                                                                                       $10,097             $10,046
                                                                                       $10,104             $10,066
                                                                                       $10,149             $10,088
                                                                                       $10,180             $10,110
                                                                                       $10,229             $10,134
                                                                                       $10,268             $10,155
                                                                                       $10,290             $10,175
                                                                                       $10,308             $10,199
                                                                                       $10,343             $10,221
                                                                                       $10,395             $10,244
                                                                                       $10,376             $10,264
Mar 94                                                                                 $10,373             $10,289
                                                                                       $10,368             $10,313
                                                                                       $10,390             $10,344
                                                                                       $10,425             $10,376
                                                                                       $10,486             $10,409
                                                                                       $10,527             $10,444
                                                                                       $10,545             $10,479
                                                                                       $10,580             $10,517
                                                                                       $10,575             $10,555
                                                                                       $10,607             $10,598
                                                                                       $10,708             $10,646
                                                                                       $10,810             $10,690
Mar 95                                                                                 $10,877             $10,739
                                                                                       $10,949             $10,783
                                                                                       $11,066             $10,835
                                                                                       $11,129             $10,882
                                                                                       $11,188             $10,931
                                                                                       $11,245             $10,979
                                                                                       $11,296             $11,024
                                                                                       $11,356             $11,075
                                                                                       $11,410             $11,123
                                                                                       $11,465             $11,168
                                                                                       $11,518             $11,220
                                                                                       $11,564             $11,264
Mar 96                                                                                 $11,616             $11,306
                                                                                       $11,656             $11,353
                                                                                       $11,696             $11,397
                                                                                       $11,759             $11,438
                                                                                       $11,814             $11,488
                                                                                       $11,872             $11,534
                                                                                       $11,943             $11,580
                                                                                       $12,031             $11,628
                                                                                       $12,103             $11,672
                                                                                       $12,142             $11,721
                                                                                       $12,202             $11,770
                                                                                       $12,254             $11,815
Mar 97                                                                                 $12,274             $11,866
                                                                                       $12,357             $11,918
                                                                                       $12,417             $11,971
                                                                                       $12,492             $12,024
                                                                                       $12,578             $12,078
                                                                                       $12,616             $12,129
                                                                                       $12,691             $12,185
                                                                                       $12,766             $12,240
Nov 97                                                                                 $12,806             $12,290
Annualized Total Return (%)                                                           One Year     From March 1993
                                                                                          5.81                5.34
The series maximizes expected returns by shifting
maturities based on changes in the yield curve.
Using current prices, the strategy creates
a matrix of expected returns from different buy and
sell strategies and identifies the optimal maturity
range for the highest expected returns. Issues which
meet maturity and quality levels are further evaluated
for business risk. Maturities are shifted if sufficient
premiums can be documented. Investments are made in
high quality obligations, including BA's, CD's, corporate
debt obligations and commercial paper of U.S. as well
as non-U.S. issuers (Yankees). Average maturity
is maintained under one year with no individual
issue longer than two years.
The series' returns in fiscal 1997 reflected the
performance of its strategy.
Past performance is not predictive of future performance.

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
BONDS -- (45.3%)
Anheuser-Busch Companies, Inc. Medium Term Notes
    7.600%, 03/01/99...................................  $     1,000   $  1,017,500
Associates Corp. of North America Corporate Bonds
    6.250%, 03/15/99...................................        3,100      3,107,750
    7.500%, 05/15/99...................................        3,000      3,060,000
    6.625%, 07/15/99...................................       17,000     17,127,500
Bank One Texas N.A. Medium Term Notes
    5.875%, 08/02/99...................................        4,705      4,693,237
Bayerische Landesbank U.S. Finance, Inc. Medium Term
  Notes
    6.400%, 05/05/99...................................       22,000     22,110,000
Canada (Government of) Bonds
    6.400%, 09/10/98...................................       22,540     22,624,525
Colgate-Palmolive Co. Medium Term Notes
    6.550%, 02/16/98...................................       10,000     10,010,299
    6.630%, 02/16/98...................................        1,540      1,541,817
    6.710%, 02/16/98...................................       10,000     10,013,399
DuPont (E.I.) de Nemours & Co. Corporate Bonds
    8.650%, 12/01/97...................................        1,050      1,050,000
FCC National Bank Medium Term Notes
    6.144%, 10/30/98...................................        2,000      2,002,180
First USA Bank Medium Term Notes
    5.750%, 01/15/99...................................        4,325      4,308,781
Ford Motor Credit Co. Corporate Bonds
    7.250%, 05/15/99...................................        5,800      5,894,250
Ford Motor Credit Co. Medium Term Notes
    6.250%, 02/26/98...................................        7,000      7,007,070
GTE North, Inc. Corporate Bond Series B
    5.500%, 02/15/99...................................        1,000        991,250
General Electric Capital Corp. Medium Term Notes
    7.020%, 04/13/98...................................        3,000      3,013,620
    6.844%, 04/23/98...................................       10,725     10,770,687
IBM Credit Corp. Medium Term Notes
    6.570%, 04/07/99...................................       23,000     23,172,500
Illinois Tool Works, Inc. Corporate Bonds
    7.500%, 12/01/98...................................        5,000      5,065,550
KFW International Finance, Inc. Medium Term Notes
    9.000%, 02/23/99...................................        6,600      6,822,750
Key Bank N.A. Medium Term Notes
    6.125%, 02/03/99...................................       15,000     15,000,000
Morgan (J.P.) & Co., Inc. Corporate Bonds
    6.362%, 08/05/98...................................       19,000     19,053,768

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
Morgan Guaranty Trust Corporate Bonds
    6.000%, 10/01/98...................................  $     6,000   $  5,999,399
National Elf Aquitaine, Inc. Corporate Bonds
    7.750%, 05/01/99...................................        8,550      8,731,688
National Rural Utilities Cooperative Finance Corp.
  Medium Term Notes
    6.070%, 07/09/99...................................       12,000     12,000,000
NationsBank N.C. Medium Term Notes
    6.100%, 01/19/99...................................       24,000     24,000,000
Nippon Telegraph & Telephone Corp. Corporate Bonds
    9.500%, 07/27/98...................................        4,350      4,447,875
Norwest Corp. Corporate Bonds
    6.250%, 04/15/99...................................        6,020      6,035,050
Norwest Corp. Medium Term Notes
    5.750%, 11/16/98...................................        3,600      3,590,964
Norwest Financial, Inc. Corporate Bonds
    6.000%, 08/01/99...................................        5,250      5,243,438
Norwest Financial, Inc. Medium Term Notes
    6.250%, 03/15/99...................................        8,000      8,020,000
Ontario Hydro Medium Term Notes
    5.800%, 03/31/98...................................       13,575     13,575,000
Paccar Financial Corp. Medium Term Notes
    5.280%, 03/20/98...................................        5,000      4,993,550
Pepsico, Inc. Corporate Bonds
    7.625%, 11/01/98...................................        5,000      5,061,750
Pepsico, Inc. Medium Term Notes
    6.125%, 01/15/98...................................        2,000      2,000,280
    5.463%, 07/01/98...................................        4,851      4,834,797
Pitney Bowes Credit Corp. Medium Term Notes
    6.305%, 09/23/98...................................       24,230     24,337,339
Sara Lee Corp. Medium Term Notes
    5.500%, 12/01/98...................................        1,250      1,242,150
St. Paul Companies, Inc. Medium Term Notes
    7.590%, 05/19/99...................................        6,000      6,127,500
UBS Finance, Inc. Medium Term Notes
    6.200%, 10/01/98...................................        3,000      3,007,500
Wachovia Bank N.A. Medium Term Notes
    5.600%, 03/08/99...................................       11,000     10,931,250
    6.000%, 03/15/99...................................        1,000        998,750
                                                                       ------------
TOTAL BONDS
  (Cost $353,813,284)..................................                 354,636,713
                                                                       ------------
CERTIFICATES OF DEPOSIT -- (31.4%)
ABN-AMRO North American Certificate of Deposit
    5.710%, 10/09/98...................................        4,000      3,996,000

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
Bank of Nova Scotia Corp. Certificate of Deposit
    6.256%, 07/09/99...................................  $    10,000   $ 10,035,000
Bayerische Landesbank Certificate of Deposit
    5.860%, 07/17/98...................................       16,000     16,000,000
Canadian Bank Certificate of Deposit
    5.795%, 10/06/98...................................       23,000     22,997,700
Commerzbank Certificate of Deposit
    5.780%, 09/18/98...................................       23,300     23,295,340
Deutsche Bank AG Certificate of Deposit
    5.940%, 09/15/98...................................        5,000      5,000,000
    5.880%, 10/19/98...................................       14,300     14,308,580
Dresdner Bank AG Certificate of Deposit
    5.950%, 10/20/98...................................       20,000     20,004,000
FCC National Bank Certificate of Deposit
    5.820%, 09/18/98...................................       21,000     20,997,900
Morgan Trust Certificate of Deposit
    5.800%, 07/28/98...................................        3,700      3,698,150
National Australia Bank Certificate of Deposit
    5.850%, 10/05/98...................................       23,000     23,006,900
Royal Bank of Canada Certificate of Deposit
    5.880%, 09/17/98...................................       23,000     23,000,000
Societe Generale Certificate of Deposit
    5.880%, 07/13/98...................................        3,000      2,998,800
    5.960%, 09/15/98...................................       18,500     18,500,000
Swiss Bank Certificate of Deposit
    5.805%, 10/01/98...................................       23,000     23,000,000
Westdeutsche Landesbank Certificate of Deposit
    5.870%, 07/31/98...................................       15,000     14,991,000
                                                                       ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $245,765,714)..................................                 245,829,370
                                                                       ------------
AGENCY OBLIGATIONS -- (7.6%)
Federal Agriculture Mortgage Corp.
    7.200%, 10/15/98...................................        2,850      2,881,720
Federal Home Loan Bank
    6.060%, 10/02/98...................................       25,000     25,045,747
    5.100%, 01/26/99...................................        3,200      3,175,456
    5.947%, 02/26/99...................................       20,000     20,032,398
Federal National Mortgage Association
    5.700%, 12/18/98...................................        8,100      8,082,666
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $59,131,599)...................................                  59,217,987
                                                                       ------------
                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
COMMERCIAL PAPER -- (7.5%)
Barton Capital Corp. C.P.
    5.590%, 12/05/97...................................  $     4,000   $  3,997,520
    5.740%, 01/05/98...................................        8,000      7,955,510
    5.650%, 01/06/98...................................        5,000      4,971,500
    5.700%, 02/06/98...................................        3,419      3,382,985
Ciesco L.P. C.P.
    5.570%, 01/16/98...................................        4,600      4,566,614
Corporate Asset Funding Corp. C.P.
    5.700%, 01/09/98...................................        3,000      2,981,475
    5.720%, 01/15/98...................................        3,000      2,978,625
Den Norske Stats Olejeselskap A.S. C.P.
    5.800%, 12/01/97...................................        5,000      5,000,000
Enterprise Funding Corp. C.P.
    5.730%, 01/02/98...................................        1,570      1,562,003
Matterhorn Capital Corp. C.P.
    5.600%, 12/15/97...................................          600        598,698
Novartis Finance Corp. C.P.
    5.600%, 12/10/97...................................        3,000      2,995,793
Sheffield Receivables Corp. C.P.
    5.550%, 12/05/97...................................        2,650      2,648,357
    5.750%, 01/12/98...................................        6,000      5,960,100
    5.750%, 01/23/98...................................        3,500      3,470,732
Sigma Finance Corp. C.P.
    5.720%, 01/30/98...................................        5,000      4,952,750
    5.850%, 01/30/98...................................        1,000        990,550
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $59,012,205)...................................                  59,013,212
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (6.6%)
Abbey National Treasury Services P.L.C.
    ***5.560%, 12/15/97................................        7,000      6,995,450
American Express Centurion Bank
    ***5.682%, 12/05/97................................       14,000     13,997,200
    ***5.678%, 12/08/97................................        9,000      8,999,189
Banc One Corp.
    ***5.699%, 12/15/97................................        7,000      6,996,430
First USA Bank
    ***6.299%, 12/01/97................................        7,000      7,029,259
Key Bank N.A.
    ***5.649%, 02/20/98................................        7,650      7,642,656
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $51,658,621)...................................                  51,660,184
                                                                       ------------

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
   12/01/97 (Collateralized by U.S. Treasury Notes
   6.25%, 07/31/98, valued at $1,776,206) to be
   repurchased at $1,741,791 (Cost $1,741,000).........  $     1,741   $  1,741,000
                                                                       ------------
TOTAL INVESTMENTS -- (98.7%) (Cost $771,122,423)++.....                 772,098,466
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (1.3%)
 Other Assets..........................................                  10,306,016
 Payable for Fund Shares Redeemed......................                     (61,531)
 Other Liabilities.....................................                    (106,872)
                                                                       ------------
                                                                         10,137,613
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 78,107,985
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................                $782,236,079
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.01
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.
***Rates shown are the rates as of November 30, 1997, and maturities shown are the next interest readjustment date.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Interest............................................................................  $  46,692
                                                                                          ---------

EXPENSES
    Investment Advisory Services........................................................        392
    Accounting & Transfer Agent Fees....................................................        202
    Custodian's Fee.....................................................................         97
    Legal Fees..........................................................................         11
    Audit Fees..........................................................................         19
    Shareholders' Reports...............................................................         15
    Trustees' Fees and Expenses.........................................................          2
    Other...............................................................................         29
                                                                                          ---------
        Total Expenses..................................................................        767
                                                                                          ---------
    NET INVESTMENT INCOME...............................................................     45,925
                                                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net Realized Gain on Investment Securities..........................................      1,165
    Change in Unrealized Appreciation (Depreciation) of Investment Securities...........     (2,454)
                                                                                          ---------
    NET LOSS ON INVESTMENT SECURITIES...................................................     (1,289)
                                                                                          ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................  $  44,636
                                                                                          ---------
                                                                                          ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                 YEAR         YEAR
                                                                                                 ENDED        ENDED
                                                                                                NOV 30,     NOV. 30,
                                                                                                 1997         1996
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................................................   $  45,925   $    43,492
    Net Realized Gain (Loss) on Investment Securities.......................................       1,165          (301)
    Change in Unrealized Appreciation (Depreciation) of Investment Securities...............      (2,454)        3,135
                                                                                              -----------  -----------
        Net Increase in Net Assets Resulting from Operations................................      44,636        46,326
                                                                                              -----------  -----------

Distributions From:
    Net Investment Income...................................................................     (46,321)      (42,530)
                                                                                              -----------  -----------
Capital Share Transactions (1):
    Shares Issued...........................................................................     282,650       520,113
    Shares Issued in Lieu of Cash Distributions.............................................      37,665        32,939
    Shares Redeemed.........................................................................    (395,687)     (403,109)
                                                                                              -----------  -----------
        Net Increase (Decrease) From Capital Share Transactions.............................     (75,372)      149,943
                                                                                              -----------  -----------
        Total Increase (Decrease)...........................................................     (77,057)      153,739
NET ASSETS
    Beginning of Period.....................................................................     859,293       705,554
                                                                                              -----------  -----------
    End of Period...........................................................................   $ 782,236   $   859,293
                                                                                              -----------  -----------
                                                                                              -----------  -----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................................................      28,307        52,148
    Shares Issued in Lieu of Cash Distributions.............................................       3,778         3,311
    Shares Redeemed.........................................................................     (39,644)      (40,380)
                                                                                              -----------  -----------
                                                                                                  (7,559)       15,079
                                                                                              -----------  -----------
                                                                                              -----------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         YEAR         YEAR         YEAR         YEAR        FEB. 8
                                                         ENDED        ENDED        ENDED        ENDED         TO
                                                       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                         1997         1996         1995         1994         1993
                                                      -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Period................  $     10.03  $     10.00  $      9.84  $     10.06  $     10.00
                                                      -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.............................         0.59         0.56         0.60         0.44         0.31
  Net Gains (Losses) on Securities (Realized and
    Unrealized).....................................        (0.02)        0.03         0.16        (0.18)        0.03
                                                      -----------  -----------  -----------  -----------  -----------
  Total from Investment Operations..................         0.57         0.59         0.76         0.26         0.34
                                                      -----------  -----------  -----------  -----------  -----------
LESS DISTRIBUTIONS
  Net Investment Income.............................        (0.59)       (0.56)       (0.60)       (0.43)       (0.28)
  Net Realized Gains................................           --           --           --        (0.05)          --
                                                      -----------  -----------  -----------  -----------  -----------
  Total Distributions...............................        (0.59)       (0.56)       (0.60)       (0.48)       (0.28)
                                                      -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Period......................  $     10.01  $     10.03  $     10.00  $      9.84  $     10.06
                                                      -----------  -----------  -----------  -----------  -----------
                                                      -----------  -----------  -----------  -----------  -----------
Total Return........................................         5.83%        6.10%        7.91%        2.61%        3.39%#

Net Assets, End of Period (thousands)...............  $   782,236  $   859,293  $   705,554  $   592,286  $   608,428
Ratio of Expenses to Average Net Assets.............         0.10%        0.09%        0.10%        0.10%        0.10%*
Ratio of Net Investment Income to Average Net
  Assets............................................         5.85%        5.62%        6.04%        4.41%        3.80%*
Portfolio Turnover Rate.............................        82.84%       95.84%       81.31%      140.82%      111.67%*

--------------

(Restated to reflect a 900% stock dividend as of January 2, 1996)

*  Annualized

#  Non-Annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers fourteen portfolios, of which The DFA One-Year Fixed Income Series (the "Series") is presented in this report.

    On December 20, 1995, the Board of Trustees of The DFA Investment Trust Company (the "Board") approved a 900% stock dividend upon Delaware Trust Law which is treated as a 10 for 1 stock split for financial reporting purposes, for the Series. The record date of the stock dividend as January 1, 1996, and the ex-date and payable dates were January 2, 1996. This was a tax-free event to the shareholders of the Series. All share and per share data as of and for the period ended November 30, 1995 and all prior periods have been restated to reflect the stock dividend.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series are valued on the basis of prices provided by a pricing service as such prices are believed to reflect the fair market value of such securities.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 28, 1997.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1997, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.05 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1997, the Series made the following purchases and sales of investment securities (amounts in thousands):

                                                                              OTHER
                                                         U.S. GOVERNMENT   INVESTMENT
                                                           SECURITIES      SECURITIES
                                                        -----------------  -----------
Purchases.............................................    $      90,123     $ 371,765
Sales.................................................          135,222       385,938

E. INVESTMENT TRANSACTIONS:

    At November 30, 1996, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation............................  $   1,088
Gross Unrealized Depreciation............................       (112)
                                                           ---------
Net......................................................  $     976
                                                           ---------
                                                           ---------

At November 30, 1997, the Series had a capital loss carryover for federal income tax purposes of approximately $1,867,000 of which $1,565,000 and $301,000 expire on November 30, 2002 and 2004, respectively.

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the year ended November 30, 1997.

G. COMPONENTS OF NET ASSETS:

    At November 30, 1997, net assets consisted of (amounts in thousands):

Paid-In Capital........................................  $ 779,327
Undistributed Net Investment Income....................      3,808
Accumulated Net Realized Loss..........................     (1,875)
Unrealized Appreciation of Investment Securities.......        976
                                                         ---------
                                                         $ 782,236
                                                         ---------
                                                         ---------

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

We have audited the accompanying statement of net assets of The DFA Investment Trust Company, The DFA One-Year Fixed Income Series, as of November 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The DFA One-Year Fixed Income Series, as of November 30, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998